Annual Total Returns [BarChart] - Great-West Multi-Sector Bond Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	4.43%
2012	16.03%
2013	8.04%
2014	3.45%
2015	(6.55%)
2016	11.38%
2017	6.27%
2018	(3.10%)
2019	11.74%
2020	9.10%